Disposal of Subsidiaries and VIE	12 Months Ended
Sep. 30, 2025
Discontinued Operation [Abstract]
DISPOSAL OF SUBSIDIARIES AND VIE

4. DISPOSAL OF SUBSIDIARIES AND VIE

On February 13, 2023, the Group entered into an equity transfer agreement with Sutai (Tianjin) Packaging Materials Co., Ltd. (“Sutai”) to transfer 100% of the equity interests of Tianjin Jiahao Bicycle Co., Ltd. (“Tianjin Jiahao”), a wholly-owned subsidiary of Jiangsu EZGO, to Sutai for $6,141,721 (RMB44,810,000). The Group recognized a loss of $2,535,370 from the disposal of Tianjin Jiahao, which was included in the net loss from discontinued operations of the Consolidated Statements of Operations for the year ended September 30, 2023.

On April 3, 2023, Changzhou Yizhiying entered into an equity transfer agreement with Tianjin Mizhiyan New Energy Technologies Co., Ltd. (“Mizhiyan”) to transfer 80% equity interest of Tianjin Dilang Technologies Co., Ltd. (“Tianjin Dilang”), a subsidiary of Changzhou Yizhiying, to Mizhiyan for $307,018 (RMB2,240,000). The Group recognized a gain of $941,714 from the disposal of Tianjin Dilang, which was included in the net loss from discontinued operations of the Consolidated Statements of Operations for the year ended September 30, 2023.

On September 25, 2025, Changzhou EZGO, Jiangsu EZGO, and shareholders of Jiangsu EZGO entered into a termination agreement pursuant to which the VIE Agreements were terminated. Subsequent to the termination of the VIE Agreements, the Group does not have a VIE Structure and ceased to be the primary beneficiary of the VIE and its subsidiaries. The consideration for the disposal of the VIE and its subsidiaries was nil, and the Group recognized a gain on disposal of the VIE and its subsidiaries of $537,519 for the year ended September 30, 2025.

The operations results from the VIE and its subsidiaries’ operations for the years ended September 30, 2023, 2024 and 2025 were reflected in discontinued operation as disclosed in Note 16.